Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013
Reconciliation of the unrecognized tax benefits
Balance at the beginning of the period	$ 334.7	$ 368.6	$ 415.0	$ 288.0
Increases for tax positions of prior years	5.5	1.3	0.5
Decreases for tax positions of prior years	(57.7)	(28.5)	(45.4)
Increases for tax positions related to the current period	6.2	1.7	1.9
Decreases for cash settlements with taxing authorities	(0.1)	(1.0)	(1.4)
Decreases due to the lapse of the applicable statute of limitations	(2.4)	(7.4)	(2.0)
Balance at the end of the period	286.2	334.7	368.6	288.0
Additional disclosures
Unrecognized tax benefits included in the other long-term liabilities, net of the federal benefit on state income taxes	21
Amount of tax positions included in unrecognized tax benefits that if recognized, would affect the effective tax rate	163	172	195
Accrued interest expense and the cumulative accrued interest and penalties
Current year accrued interest expense (net of related tax benefits)	4	9	14
Cumulative accrued interest and penalties (net of related tax benefits)	47	69	67
IRS
Reconciliation of the unrecognized tax benefits
Decreases for cash settlements with taxing authorities	$ (52.0)	$ (25.0)	$ (39.0)